Mar. 01, 2018
THE COMMERCE FUNDS

The Short-Term Government Fund

Supplement dated August 28, 2018 to the
Prospectus dated March 1, 2018 (the "Prospectus")

Effective September 30, 2018, the Short-Term Government Fund’s (the “Fund”) investment performance benchmark index will change from the Citigroup 1-5 Year Treasury/Government Sponsored Index (now known as the FTSE 1-5 Year Treasury/Government Sponsored Index) to the Bloomberg Barclays U.S. 1-5 Year Government Bond Index.

The following changes to the Prospectus will become effective on September 30, 2018:

The “Average Annual Total Return” table that appears under the heading Fund Performance on page 28 of the Prospectus is replaced in its entirety with the following:

Average Annual Total Returns For the periods ended December 31, 2017	1 Year	5 Years	10 Years
Returns Before Taxes	0.84%	0.54%	2.11%
Returns After Taxes on Distributions	0.14%	–0.24%	1.13%
Returns After Taxes on Distributions and Sale of Shares	0.47%	0.06%	1.24%
Bloomberg Barclays U.S. 1-5 Year Government Bond Index*	0.69%	0.74%	2.06%
FTSE 1-5 Year Treasury/Government Sponsored Index*	0.72%	0.74%	2.06%
*	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index replaced the FTSE 1-5 Year Treasury/Government Sponsored Index (formerly the Citigroup 1-5 Year Treasury/Government Sponsored Index) as the Fund’s performance benchmark index effective September 30, 2018 in order to better align the Fund’s benchmark with industry peers and provide Fund management with greater access to benchmark data. The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.